Earnings Per Share	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Earnings Per Share

5. EARNINGS PER SHARE

Earnings per share are computed as follows:

	2018	2017 [As Adjusted – Note 2]
Basic earnings per Common Share:
Net income attributable to Magna International Inc.	$2,296	$2,196

Weighted average number of Common Shares outstanding during the year	345.4	371.8

Basic earnings per Common Share	$6.65	$5.91

Diluted earnings per Common Share:
Net income attributable to Magna International Inc.	$2,296	$2,196

Weighted average number of Common Shares outstanding during the year	345.4	371.8
Adjustments
Stock options and restricted stock [a]	2.1	2.1

	347.5	373.9

Diluted earnings per Common Share	$6.61	$5.87

[a]

Diluted earnings per Common Share exclude 0.8 million [2017 – 1.2 million] Common Shares issuable under the Company’s Incentive Stock Option Plan because these options were not “in-the-money”. The dilutive effect of participating securities using the two-class method was excluded from the calculation of earnings per share because the effect would be immaterial.